                                                      Registration No. 333-65957
       As filed with the Securities and Exchange Commission on December 14, 2001

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM S-6


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 4


                                   ----------

                              LLAC VARIABLE ACCOUNT
                           (Exact Name of Registrant)

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON
                               (Name of Depositor)
                               175 Berkeley Street
                           Boston, Massachusetts 02117
          (Complete Address of Depositor's Principal Executive Office)
                                Morton E. Spitzer
                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON
                               175 Berkeley Street
                           Boston, Massachusetts 02117

                (Name and Complete Address of Agent for Service)


Copies to:
Joan E. Boros, Esq.                       William J. O'Connell, Esq.
Christopher S. Petito, Esq.               Assistant General
Jorden Burt LLP                           Counsel and Assistant Secretary


Liberty Life Assurance Company of Boston
1025 Thomas Jefferson Street, N.W.        175 Berkeley Street
Washington, D.C.  20007-5201              Boston, Massachusetts 02117

Securities being offered - variable portion of modified single payment variable life contracts.

                                   ----------

              It is proposed that this filing will become effective
                             (check appropriate box)

         ___ immediately upon filing pursuant to paragraph (b)
         /X/ on January 2, 2002 pursuant to paragraph (b)
         ___ 60 days after filing pursuant to paragraph (a) (1)
         ___ on January 2, 2002 pursuant to paragraph (a) (1)
         ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Pursuant to Section 24(f) of the Investment Company Act of 1940, Registrant has registered an indefinite amount of its securities under the Securities Act of 1933.
-------------------------------------------------------------------------------

                        CROSS REFERENCE SHEET TO PROSPECTUS

Cross reference sheet pursuant to Rule 404(c) showing location in Prospectus of information required by Items of Form N-8B-2.

Item Number in Form N-8B-2
Caption in Prospectus

                      ORGANIZATION AND GENERAL INFORMATION
                      ------------------------------------

1.  (a) Name of trust                                                           Cover, Definitions

    (b) Title of each class of securities issued                                Cover, Purchase of Contract
                                                                                and Allocation of Payments

2.  Name & address of each depositor                                            Cover, Liberty Life Assurance
                                                                                Company of Boston

3.  Name & address of custodian                                                 Variable Account

4.  Name & address of principal underwriter                                     Distribution of Contracts

5.  State in which organized                                                    Variable Account

6.  Date of organization                                                        Variable Account

9.  Material litigation                                                         Legal Proceedings

          GENERAL DESCRIPTION OF THE TRUST AND SECURITIES OF THE TRUST
          ------------------------------------------------------------

General Information Concerning Securities and Rights of Holders
-----------------------------------------------------------------

10. (a), (b) Type of Securities                                                 Cover, Purchase of Contract
                                                                                and Allocation of Payments

    (c) Rights of security holders                                              Cover, Amount Payable on
        re: withdrawal or redemption                                            Surrender of the Contract,
                                                                                Contract Loans, Cancellation

    (d) Rights of security holders                                              Cover, Cancellation, Amount
        re: conversion, transfer or partial withdrawal                          Payable on Surrender of the
                                                                                Contract, Partial Withdrawals,
                                                                                Allocation of Payments,
                                                                                Transfer of Account Value

    (e) Rights of security holders                                              Termination
        re: lapses, default, & reinstatement

    (f) Provisions re: voting rights                                            Voting Rights

    (g) Notice to security holders                                              Statements to Contract Owners

    (h) Consent of security holders                                             Additions, Deletions, and
                                                                                Substitutions of Securities,
                                                                                Allocation of Payments

    (i) Other principal features                                                Deductions and Charges,
                                                                                Contract Benefits and Rights,
                                                                                Cash Value

Information Concerning Securities Underlying Trust's Securities
-----------------------------------------------------------------

11. Unit of specified securities in which security holders
    have an interest                                                            Cover, Portfolios

                                       ii

12. (a)-(d) Name of company, name & address of its custodian                    Cover, Portfolios

Information Concerning Loads, Fees, Charges & Expenses
--------------------------------------------------------

13. (a) With respect to each load, fee, charge & expense                        Deductions and Charges

    (b) Deductions for sales charges                                            Withdrawal Charge

    (c) Sales load as percentage of amount invested                             Withdrawal Charge

    (d)-(g) Other loads, fees & expenses                                        Deductions and Charges

Information Concerning Operation of Trust
-------------------------------------------

14. Procedure for applications for & issuance of trust's securities             Application for a Contract,
                                                                                Allocation of Payments,
                                                                                Distribution of Contracts

15. Procedure for receipt of payments from purchases of trust's
    securities                                                                  Application for a Contract,
                                                                                Allocation of Payments,
                                                                                Payments, Transfer of Account
                                                                                Value

16. Acquisition and disposition of underlying securities                        Cover, Portfolios

17. (a) Procedure for withdrawal                                                Cover, Amount Payable on
                                                                                Surrender of the Contract,
                                                                                Partial Withdrawals,
                                                                                Cancellation

    (b) Redemption or repurchase                                                Cover, Amount Payable on
                                                                                Surrender of the Contract,
                                                                                Partial Withdrawals,
                                                                                Cancellation

    (c) Cancellation or resale                                                  Not Applicable

18. (a) Income of the Trust                                                     Portfolios, Allocation of
                                                                                Payments

19. Procedure for keeping records & furnishing information to                   Portfolios, Statements to
    security holders                                                            Contract Owners

21. (a) & (b) Loans to security holders                                         Contract Loans

23. Bonding arrangements for depositor                                          Safekeeping of the Variable
                                                                                Account's Assets

24. Other material provisions                                                   General Contract Provisions

                                       iii

            ORGANIZATION, PERSONNEL & AFFILIATED PERSONS OF DEPOSITOR
            ---------------------------------------------------------

Organization & Operations of Depositor
----------------------------------------

25. Form, state & date of organization of depositor                             Liberty Life Assurance
                                                                                Company of Boston

27. General character of business of depositor                                  Liberty Life Assurance
                                                                                Company of Boston

28. (a) Officials and affiliates of the depositor                               Liberty Life Assurance
                                                                                Company of Boston, Officers
                                                                                and Directors of Liberty Life

    (b) Business experience of officers and directors
        of the depositor                                                        Officers and Directors of
                                                                                Liberty Life
Companies Owning Securities of Depositor
------------------------------------------

29. Each company owning 5% of voting securities of depositor                    Liberty Life Assurance
                                                                                Company of Boston

Controlling Persons
---------------------

30. Control of depositor                                                        Liberty Life Assurance
                                                                                Company of Boston

                    DISTRIBUTION & REDEMPTIONS OF SECURITIES
                    ----------------------------------------

Distribution of Securities
----------------------------

35. Distribution                                                                Liberty Life Assurance
                                                                                Company of Boston,
                                                                                Distribution of Contracts

38. (a) General description of method of distribution of securities             Distribution of Contracts

    (b) Selling agreement between trust or depositor & underwriter              Distribution of Contracts

    (c) Substance of current agreements                                         Distribution of Contracts

Principal Underwriter
-----------------------

39. (a) & (b) Principal Underwriter                                             Distribution of Contracts

41. Character of Underwriter's business                                         Distribution of Contracts

Offering Price or Acquisition Value of Securities of Trust
------------------------------------------------------------

44. Information concerning offering price or acquisition valuation of securities of trust.  (All underlying securities are shares in
    registered investment companies.)                                           Portfolios, Account Value

Redemption Valuation of Securities of Trust
---------------------------------------------

46. Information concerning redemption valuation of securities of trust. (All
    underlying securities are shares in a registered investment company.)       Portfolios, Account Value

                                       iv

Purchase & Sale of Interests in Underlying Securities
-------------------------------------------------------

47. Maintenance of Position                                                     Cover, Variable Account,
                                                                                Portfolios, Allocation of
                                                                                Payments

                   INFORMATION CONCERNING TRUSTEE OR CUSTODIAN
                   -------------------------------------------

48. Custodian of trust                                                          Variable Account

50. Lien on trust assets                                                        Variable Account

            INFORMATION CONCERNING INSURANCE OF HOLDERS OF SECURITIES
            ---------------------------------------------------------

51. (a) Name & address of insurer                                               Cover, Liberty Life Assurance
                                                                                Company of Boston

    (b) Types of Contracts                                                      Cover, Purchase of Contract
                                                                                and Allocation of Payments,
                                                                                Federal Tax Considerations

    (c) Risks insured & excluded                                                Death Benefit, Optional
                                                                                Insurance Benefits,
                                                                                Misstatement as to Age and
                                                                                Sex, Suicide

    (d) Coverage                                                                Cover, Purchase of Contract
                                                                                and Allocation of Payments

    (e) Beneficiaries                                                           Death Benefit, Beneficiary

    (f) Terms of cancellations & reinstatement                                  Termination

    (g) Method of determining amount of premium paid by holder                  Purchase of Contract and
                                                                                Allocation of Payments

                              POLICY OF REGISTRANT
                              --------------------

52. (a) & (c) Selection of Portfolio securities                                 Additions, Deletions, and
                                                                                Substitutions of Securities

Regulated Investment Company
------------------------------

53. (a) Taxable status of trust                                                 Taxation of Liberty Life and
                                                                                the Variable Account

                      FINANCIAL AND STATISTICAL INFORMATION
                      -------------------------------------

59. Financial Statements                                                        Financial Statements

*Items not listed are not applicable to this Registration Statement.

This Post-Effective Amendment No.4 to the Registration Statement on Form S-6 (File No. 333-65957) is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, in order to add Exhibits and correct the Exhibit List to the Registration Statement and to make a change in the prospectus. This Amendment does not otherwise delete, amend, or supersede any prospectus, exhibit, or other information contained in Post-Effective Amendment No. 2 to the Registration Statement, which was filed on April 11, 2001, as amended by Post-Effective Amendment No.3, which was filed on October 24, 2001.

                              Prospectus Supplement
                    Liberty Life Assurance Company of Boston
                             IN CONNECTION WITH ITS
                              LLAC VARIABLE ACCOUNT
               (LIBERTY'S SPECTRUM SELECT MODIFIED SINGLE PAYMENT
                        VARIABLE LIFE INSURANCE CONTRACT)

                   Supplement to Prospectus Dated May 1, 2001


                                       ***
             FOR CONTRACTS APPLIED FOR ON OR AFTER THE DATE OF THIS
                      SUPPLEMENT IN STATES WHERE APPROVED


The third sentence of the second paragraph in Question 14 on page 10 is replaced with the following:

"In addition, the Contract will terminate on the Maturity Date, if it has not previously terminated. You may enable the Contract to remain in force after the Maturity Date by entering into an Extended Maturity Agreement, as long as other conditions are met. See "Extended Maturity Agreement" on page 34."









Supplement Dated January 2, 2002

                           PART II - OTHER INFORMATION


                           UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, as amended, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.


                      REPRESENTATION AS TO FEES AND CHARGES

     Liberty Life Assurance Company of Boston hereby represents that the fees and charges deducted under the Modified Single Payment Variable Universal Life Insurance Contracts hereby registered by this Registration Statement in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Liberty Life Assurance Company of Boston.


                     REPRESENTATION PURSUANT TO RULE 6e-3(T)

     This filing is made pursuant to Rule 6e-3(T) under the Investment Company Act of 1940, as amended (the "1940 Act").


                        UNDERTAKING AS TO INDEMNIFICATION

     Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to directors, officers and controlling persons of the Registrant, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

                                  EXHIBIT LIST

1. Exhibits required by paragraph A of the instructions as to Exhibits of Form N-8B-2

     (1) Resolution of the Board of Directors of Liberty Life Assurance Company of Boston authorizing establishment of LLAC Variable Account(3)

     (2)   Custodian Agreement (not applicable)

     (3)   (a)   Distribution Agreement (5)

           (b)   Form of Broker-Dealer and General Agent Sales Agreement (6)

           (c)   Schedule of Sales Commissions(3)

     (4) Other Agreements between the depositor, principal underwriter, and custodian with respect to Registrant or its securities (not applicable)

     (5)   (a)   Specimen Single Life Contract (5)
                 (i)  Specimen Single Life Contract (6)
                 (ii) Specimen Single Life Contract (filed herewith)

           (b)   Specimen Survivorship Agreement (3)
                 (i)  Specimen Survivorship Agreement (6)
                 (ii) Specimen Survivorship Agreement (filed herewith)

           (c)   Specimen Extended Maturity Benefit Agreement (4)

           (d)   Specimen Group Contract (individual coverage) (5)
                 (i)  Specimen Group Contract (individual coverage) (6)
                 (ii) Specimen Group Contract (individual coverage) (filed
                      herewith)

           (e)   Specimen Certificate (individual coverage) (5)
                 (i)  Specimen Certificate (individual coverage) (6)
                 (ii) Specimen Certificate (individual coverage) (filed
                      herewith)

           (f)   Specimen Group Contract (joint and last survivor coverage) (5)
                 (i) Specimen Group Contract (joint and last survivor coverage) (6)
                 (ii) Specimen Group Contract (joint and last survivor coverage)
                      (filed herewith)

           (g)   Specimen Certificate (joint and last survivor coverage) (5)
                 (i) Specimen Certificate (joint and last survivor coverage) (6)
                 (ii) Specimen Certificate (joint and last survivor coverage)
                      (filed herewith)

           (h) Specimen Last Survivor Death Benefit Agreement (for Group Contract) (4)
                 (i) Specimen Last Survivor Death Benefit Agreement (for Group Contract) (6)
                 (ii) Specimen Last Survivor Death Benefit Agreement (for Group
                      Contract) (filed herewith)

           (i) Specimen Last Survivor Death Benefit Agreement (for Certificate) (4)
                 (i) Specimen Last Survivor Death Benefit Agreement (for Certificate) (6)
                 (ii) Specimen Last Survivor Death Benefit Agreement (for
                      Certificate) (filed herewith)

     (6)   (a)   Articles of Incorporation of Liberty Life Assurance Company of
                 Boston, as amended (1)

           (b)   By-laws of Liberty Life Assurance Company of Boston (2)

     (7)   Not applicable

     (8)   Participation Agreements

           (a)(1) Participation Agreement By and Among AIM Variable Insurance Funds, Inc., AIM Distributors Inc., Liberty Life Assurance Company of Boston, on behalf of itself and its Separate Accounts, and Liberty Life Distributors, LLC (5)

           (a)(2) Administrative Services Agreement between Liberty Life Assurance Company of Boston and AIM Advisers, Inc. (5)

           (a)(3) Amendment No. 1 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors Inc., and Liberty Life Assurance Company of Boston, on behalf of itself and its Separate Accounts, and Liberty Life Distributors, LLC. (6)

           (b)(1) Participation Agreement Among Liberty Life Assurance Company of Boston, Liberty Variable Investment Trust, Liberty Advisory Services Corp. and Liberty Funds Distributor, Inc.(5)

           (b)(2) Administrative Services Agreement between Liberty Life Assurance Company of Boston and Liberty Advisory Services Corp. (5)

           (b)(3) Amendment 1 to Participation Agreement Among Liberty Life Assurance Company of Boston, Liberty Variable Investment Trust, Liberty Advisory Services Corp. and Liberty Funds Distributor, Inc.(5)

           (c)(1) Fund Participation Agreement between Liberty Life Assurance Company of Boston and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund)(5)

           (c)(2) Administrative Services Agreement between The Dreyfus Corporation and Liberty Life Assurance Company of Boston (5)

           (c)(3) Amendment to Fund Participation Agreement between Liberty Life Assurance Company of Boston and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund) and Dreyfus Investment Portfolios (6)

           (c)(4)     Amendment to Administrative Services Agreement between
                      The Dreyfus Corporation and Liberty Life Assurance Company of Boston (6)

           (d)(1) Participation Agreement Among MFS Variable Insurance Trust, Liberty Life Assurance Company of Boston, and Massachusetts Financial Services Company (5)

           (d)(2) Administrative Services Agreement between Massachusetts Financial Services Company and Liberty Life Assurance Company of Boston (5)

           (d)(3) Amendment to Participation Agreement Among MFS Variable Insurance Trust, Liberty Life Assurance Company of Boston, and Massachusetts Financial Services Company (5)

           (e)(1) Participation Agreement Among Liberty Life Assurance Company of Boston, Stein Roe Variable Investment Trust, Stein Roe & Farnham, Incorporated and Keyport Financial Services Corp.(5)

           (e)(2) Administrative Services Agreement between Liberty Life Assurance Company of Boston and Stein Roe & Farnham, Inc. (5)

           (e)(3) Amendment 1 to Participation Agreement Among Liberty Life Assurance Company of Boston, Stein Roe Variable Investment Trust, Stein Roe & Farnham, Incorporated and Keyport Financial Services Corp. (5)

           (f)(1) Participation Agreement Among Liberty Life Assurance Company of Boston, and Franklin Templeton Variable Insurance Products Trust (6)

     (9)   Other Material Contracts (not applicable)

     (10)  (a)   Specimen Application (5)

           (b)   Specimen Application (3)

           (c)   Specimen Variable Life Insurance Supplemental Application (5)

     (11)  Code of Ethics (not applicable)

     2.    Opinion and Consent of Counsel (5)

     3.    All financial statements omitted from the Prospectus (not applicable)

     4.    Not applicable

     5.    Financial Data Schedule (not applicable)

     6.    Procedures memorandum pursuant to Rule 6e-3(T)(b)(12)(iii) (6)

     7.    (a)   Actuarial Opinion and Consent (6)
           (b)   Actuarial Opinion and Consent with respect to Supplement (7)

     8.    Consent of Independent Auditors (6)

     9.    Illustrations (not applicable)

     10.   Powers of Attorney (6)

--------------------------------------

     (1) Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement of Variable Account J of Liberty Life Assurance Company of Boston (File No. 333-29811; 811-08269), filed on July 17, 1997.

     (2) Incorporated by reference to Registration Statement of Variable Account J of Liberty Life Assurance Company of Boston (File No. 333-29811; 811-08269), filed on June 23, 1997.

     (3) Incorporated by reference to Registration Statement of LLAC Variable Account on Form S-6 (File No. 333-65957), filed October 21, 1998.

     (4) Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement of LLAC Variable Account on Form S-6 (File No. 333-65957), filed May 14, 1999.

     (5) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of LLAC Variable Account on Form S-6 (File No. 333-65957), filed April 28, 2000.

     (6) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement of LLAC Variable Account on Form S-6 (File No. 333-65957), filed April 11, 2001.

     (7) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement of LLAC Variable Account on Form S-6 (File No. 333-65957), filed October 24, 2001.

                                   SIGNATURES

As required by the Securities Act of 1933, the registrant has duly caused this Registration Statement to be signed on its behalf, in the City of Boston and Commonwealth of Massachusetts, on this 14th day of December, 2001. Registrant certifies that this Post-Effective Amendment meets all of the requirements for effectiveness under Rule 485(b).

                              LLAC Variable Account
                                  (Registrant)

                         By:Liberty Life Assurance Company of Boston
                            (Depositor)

                         By:/s/ William J. O'Connell
                            ------------------------
                            William J. O'Connell,
                            Assistant General Counsel and Assistant Secretary

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ EDMUND F. KELLY*
--------------------
EDMUND F. KELLY
President, Chief Executive Officer and
   Chairman of the Board

/s/ J. PAUL CONDRIN, III*          /s/ ELLIOT J. WILLIAMS*
-------------------------          ----------------------
J. PAUL CONDRIN, III               ELLIOT J. WILLIAMS
Director                           Treasurer

/s/ JOHN B. CONNERS*               /s/ A. ALEXANDER FONTANES*
--------------------               --------------------------
JOHN B. CONNERS                    A. ALEXANDER FONTANES
Director                           Director

/s/ CHRISTOPHER C. MANSFIELD*
-----------------------------
CHRISTOPHER C. MANSFIELD
Director

/s/ JEAN M. SCARROW*               /s/ MORTON E. SPITZER*
--------------------               ----------------------
JEAN M. SCARROW                    MORTON E. SPITZER
Director                           Director

*BY: /s/ William J. O'Connell      December 14, 2001
     ------------------------      ----------------
      William J. O'Connell,        Date
      Assistant General Counsel and Assistant Secretary

*William J. O'Connell has signed this document on the indicated date on behalf of each of the above Directors and Officers of the Depositor pursuant to powers of attorney duly executed by such persons and included as Exhibit 10 of this Registration Statement.

                                  EXHIBIT INDEX

1.5  (a)(ii)   Specimen Single Life Contract
1.5  (b)(ii)   Specimen Survisorship Agreement
1.5  (d)(ii)   Specimen Group Contract (individual coverage)
1.5  (e)(ii)   Specimen Certificate (individual coverage)
1.5  (f)(ii)   Specimen Group Contract (joint and last survivor coverage)
1.5  (g)(ii)   Specimen Certificate (joint and last survivor coverage)
1.5  (h)(ii)   Specimen Last Survivor Death Benefit Agreement (for Group
               Contract)
1.5  (i)(ii)   Specimen Last Survivor Death Benefit Agreement (for Certificate)

                                      II-7